AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON March 26, 2020

FILE NO. 333-237334

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

XPre-Effective Amendment No. 1

☐ Post-Effective Amendment No.

VANGUARD WINDSOR FUNDS

(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. BOX 2600, VALLEY FORGE, PA 19482

(Address of Principal Executive Office)

Registrant's Telephone Number (610) 669-1000

ANNE E. ROBINSON, ESQUIRE

P.O. BOX 876, VALLEY FORGE, PA 19482 (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective.

The Registrant hereby amends the Registration Statement under the Securities Act of 1933.

The title of securities being registered is Vanguard Windsor Fund Investor Shares.

No filing fee is due in reliance on Section 24(f) under the Investment Company Act of 1940.

Explanatory Note

This Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 for Vanguard Windsor Funds ("Registrant") incorporates by reference Registrant's Parts A, B, and C contained in the Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on March 23, 2020. This Pre-Effective Amendment is being filed for the sole purpose of adding the series and class codes for Vanguard Windsor Fund Investor Shares to the Electronic Data Gathering, Analysis, and Retrieval ("EDGAR") database.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Town of Valley Forge and the Commonwealth of Pennsylvania on the 26th day of March, 2020.

VANGUARD WINDSOR FUNDS

By: _/s/ Mortimer J. Buckley________*

Mortimer J. Buckley

Chairman and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
Chairman and Chief
/s/ Mortimer J. Buckley*	Executive Officer	March 26, 2020
Mortimer J. Buckley
/s/ Emerson U. Fullwood*	Trustee	March 26, 2020
Emerson U. Fullwood
/s/ Amy Gutmann*	Trustee	March 26, 2020
Amy Gutmann
/s/ F. Joseph Loughrey*	Trustee	March 26, 2020
F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	March 26, 2020
Mark Loughridge
/s/ Scott C. Malpass*	Trustee	March 26, 2020
Scott C. Malpass
/s/ Deanna Mulligan*	Trustee	March 26, 2020
Deanna Mulligan
/s/ André F. Perold*	Trustee	March 26, 2020
André F. Perold
/s/ Sarah Bloom Raskin*	Trustee	March 26, 2020
Sarah Bloom Raskin
/s/ Peter F. Volanakis*	Trustee	March 26, 2020
Peter F. Volanakis
/s/ John Bendl*	Chief Financial Officer	March 26, 2020
John Bendl
*By /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018, (see File Number 33-32216) and a Power of Attorney filed on October 30, 2019, (see File Number 811-02554), Incorporated by Reference.